Provisions (Policies)	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Provisions

The long-term liability is discounted at presented value using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability and the unwinds are recorded in the income statement and is reduced by payments. The accrued amounts of these obligations are not deducted from the potential costs covered by insurance or indemnities.